Deposits by Customers (Tables)	6 Months Ended
Jun. 30, 2022
Deposits from customers [abstract]
Schedule of Deposits by Customers

	30 June 2022	31 December 2021
	£m	£m
Demand and time deposits(1)	189,595	191,764
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,125	1,150
	190,720	192,914
(1)Includes equity index-linked deposits of £520m (2021: £549m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £520m and £2m (2021: £549m and £2m) respectively.